Risk and Capital Management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at fair value of derivatives	R$ 92,439	R$ 55,251
Total credit and finance lease operations	417,751	369,866
Total assets repossessed	R$ 794	494
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1.000 business days)
Value at risk	R$ 1,743	R$ 1,094
Percentage of VaR of total stockholders' equity	0.40%	0.50%
Percentage of aggregate funds from customers available on demand	69.50%
Funds from clients	R$ 1,089,345
Totaled average sovereign securities	362,609
Net cash outflows totaled average	163,863
Available stable funds	1,375,854
Required stable funding	R$ 1,127,870
Capital Adequcy ratio	16.50%	17.00%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 117,278	R$ 109,660
Additional Tier I Capital, Required	49,049	42,526
Increase Decrease in Referential Equity	71,704	58,879
Referring to amounts	295,823	R$ 261,530
Credit risk [member]
IfrsStatementLineItems [Line Items]
Percentage of reinsurance premiums operations		(0.50%)
Subordinated Debttier I Capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier I capital	16,957	R$ 18,028
Subordinated Debttier Ii Capital [Member]
IfrsStatementLineItems [Line Items]
subordinated debt ,Tier II capital	R$ 20,497	R$ 21,208
L C R [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	221.30%	191.80%
N S F R [Member]
IfrsStatementLineItems [Line Items]
Percentage of financial assets	122.00%	126.90%
Average [Member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 939	R$ 931
Top of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 1,902	1,247
Capital Adequcy ratio	16.50%
Percentage of adjusted capital ratio	50.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Value at risk	R$ 756	R$ 718
Percentage of fixed assets ratio	18.50%	21.50%
Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ (988)	R$ (887)
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ (3,940)	R$ (3,311)
Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%
Optimistic Scenario [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	15.00%
Base Scenario [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	55.00%
Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%
Pessimistic Scenario [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	30.00%
Base Case Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss percentage	100.00%